OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2023
Other Liabilities, Current [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 9:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2023	2022

Accrued payroll including amounts due to government authorities	1,090	1,029
Provision for vacation and other employee benefits	1,921	1,742
Accrued expenses	631	401
Provision for contingent liabilities (Note 13c)	-	297
Other liabilities	2,047	664

	5,689	4,133